Document and Entity Information	May 09, 2022
Cover [Abstract]
Entity Registrant Name	LINCOLN ELECTRIC HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0000059527
Document Type	8-K
Document Period End Date	May 09, 2022
Entity Incorporation State Country Code	OH
Entity File Number	0-1402
Entity Tax Identification Number	34-1860551
Entity Address, Address Line One	Avenue Cleveland
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44117
City Area Code	(216)
Local Phone Number	481-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	LECO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false